As filed with the Securities and Exchange Commission on September 23, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[626-914-7383]
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

FundX Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.4%
	Class 1 & 2 Funds: 27.1%^
68,634	Driehaus Emerging Markets Growth Fund *	$2,084,420
98,425	FBR Small Cap Financial Investor Fund	1,833,661
343,643	Fidelity Advisor Value Strategies Fund *	7,697,595
478,486	Fidelity Leveraged Company Stock	11,244,425
223,700	iShares Russell Microcap Index Fund	9,229,862
29,700	iShares S&P SmallCap 600 Growth Index Fund	1,792,098
351,546	JP Morgan Small Cap Value Select Fund	5,702,084
219,972	Oppenheimer Developing Markets Fund	6,627,758
230,232	Oppenheimer Global Opportunities Fund	6,301,440
219,500	Rydex S&P Midcap 400 Pure Growth ETF	13,492,665
65,000	SDPR S&P Emerging Markets Small Cap ETF	3,246,100
325,000	Vanguard Small-Cap Value ETF	18,824,000
88,339	Weitz Partners Value Fund *	1,597,173
61,572	Wells Fargo Advantage Small Cap Value Fund	1,731,402

	Total Class 1 & 2 Funds
	(Cost $93,083,952)	91,404,683

	Class 3 Funds: 72.3%^
1,424,443	AllianceBernstein Small/Mid Cap Value Fund †	21,494,848
589,982	Ariel Fund †	23,646,498
657,415	Fairholme Fund	21,385,707
771,390	Heartland Value Plus Fund	19,423,599
225,000	iShares Dow Jones Select Dividend Index Fund	10,244,250
670,050	iShares Russell MidCap Value Index Fund	26,131,950
367,000	iShares S&P MidCap 400 Value Index Fund	25,139,500
387,664	Matthews Asian Growth & Income Fund	6,450,725
427,613	Oakmark Fund	15,813,120
264,790	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged) †	2,322,211
777,000	Rydex S&P Equal Weight Fund	31,530,660
182,300	SPDR S&P MidCap 400 ETF	25,148,285
104,767	Wells Fargo Advantage Discovery Fund *	2,072,289
863,124	Yacktman Fund	13,387,049

	Total Class 3 Funds
	(Cost $220,217,137)	244,190,691

	TOTAL INVESTMENT COMPANIES
	(Cost $313,301,089)	335,595,374

	SHORT-TERM INVESTMENT: 0.2%
769,947	AIM STIT - Treasury Portfolio, 0.0550% #	769,947

	TOTAL SHORT-TERM INVESTMENT
	(Cost $769,947)	769,947

	TOTAL INVESTMENTS: 99.6%
	(Cost $314,071,036)	336,365,321
	Other Assets in Excess of Liabilities: 0.4%	1,180,428
	NET ASSETS: 100.0%	$337,545,749

# Seven-day yield as of July 31, 2010.
† A portion of this security is considered illiquid. As of July 31, 2010, the total market value of securities considered illiquid was $22,642,009 or 6.7% of net assets.
* Non-income producing.

^ CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^ CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows+:

Cost of investments	$ 314,973,620
Gross unrealized appreciation	26,703,265
Gross unrealized depreciation	(5,311,564)
Net unrealized appreciation	$ 21,391,701

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2010.

	Level 1	Level 2	Level 3
Investment Companies	$335,595,374	$ ---	$ ---

Short-Term Investments	$769,947	$ ---	$ ---

Total Investments in Securities	$336,365,321	$ ---	$ ---

FundX Aggressive Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 98.6%
	Class 1 & 2 Funds: 53.4%^
128,910	Delafield Fund	$3,160,865
62,699	Driehaus Emerging Markets Growth Fund *	1,904,161
59,055	FBR Small Cap Financial Investor Fund	1,100,197
53,643	Fidelity Advisor Industrials Fund	1,196,245
150,344	Fidelity Advisor Value Strategies Fund *	3,367,698
45,628	Fidelity Leveraged Company Stock	1,072,250
120,500	iShares Russell Microcap Index Fund	4,971,830
50,900	iShares S&P SmallCap 600 Growth Index Fund	3,071,306
197,165	JP Morgan Small Cap Value Select Fund	3,198,013
137,795	Oppenheimer Developing Markets Fund	4,151,767
35,343	Oppenheimer Global Opportunities Fund	967,327
98,300	Rydex S&P Midcap 400 Pure Growth ETF	6,042,501
93,700	SDPR S&P Emerging Markets Small Cap ETF	4,679,378
130,300	Vanguard Small-Cap Value ETF	7,546,976
104,432	Weitz Partners Value Fund *	1,888,132
173,386	Wells Fargo Advantage Small Cap Value Fund	4,875,622

	Total Class 1 & 2 Funds
	(Cost $53,002,397)	53,194,268

	Class 3 Funds: 45.2%^
279,436	AllianceBernstein Small/Mid Cap Value Fund	4,216,696
120,987	Ariel Fund	4,849,167
99,631	Fairholme Fund	3,240,991
108,736	Heartland Value Plus Fund	2,737,983
136,100	iShares Russell MidCap Value Index Fund	5,307,900
92,323	Oakmark Fund	3,414,120
129,057	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)	1,131,834
203,300	Rydex S&P Equal Weight Fund	8,249,914
38,500	SPDR S&P MidCap 400 ETF	5,311,075
115,343	Wells Fargo Advantage Discovery Fund *	2,281,481
281,792	Yacktman Fund	4,370,590

	Total Class 3 Funds
	(Cost $40,004,423)	45,111,751

	TOTAL INVESTMENT COMPANIES
	(Cost $93,006,820)	98,306,019

	SHORT-TERM INVESTMENT: 0.1%
137,894	AIM STIT - Treasury Portfolio, 0.0550% #	137,894

	TOTAL SHORT-TERM INVESTMENT
	Cost ($137,894)	137,894

	TOTAL INVESTMENTS: 98.7%
	Cost ($93,144,714)	98,443,913
	Other Assets in Excess of Liabilities: 1.3%	1,250,553
	NET ASSETS: 100.0%	$99,694,466

# Seven-day yield as of July 31, 2010.

* Non-income producing.

^ CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^ CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows+:

Cost of investments	$ 93,144,714
Gross unrealized appreciation	7,100,762
Gross unrealized depreciation	(1,801,563)
Net unrealized appreciation	$ 5,299,199

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2010.

	Level 1	Level 2	Level 3
Investment Companies	$98,306,019	$ ---	$ ---

Short-Term Investments	$137,894	$ ---	$ ---

Total Investments in Securities	$98,443,913	$ ---	$ ---

FundX Conservative Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.8%
	Class 3 Funds: 60.9%^
236,710	AllianceBernstein Small/Mid Cap Value Fund	$3,571,958
89,444	Ariel Fund	3,584,896
17,005	Calamos Growth Fund *	811,986
110,008	Fairholme Fund	3,578,553
122,334	Heartland Value Plus Fund	3,080,368
13,000	iShares Dow Jones Select Dividend Index Fund	591,890
111,200	iShares Russell MidCap Value Index Fund	4,336,800
62,200	iShares S&P MidCap 400 Value Index Fund	4,260,700
31,566	Matthews Asian Growth & Income Fund	525,253
55,013	Oakmark Fund	2,034,367
136,381	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)	1,196,064
89,700	Rydex S&P Equal Weight Fund	3,640,026
28,550	SPDR S&P MidCap 400 ETF	3,938,473
125,065	Yacktman Fund	1,939,757

	Total Class 3 Funds
	(Cost $33,832,903)	37,091,091

	Class 5 Funds: 38.9%^
133,969	Artio Total Return Bond Fund	1,862,168
45	Eaton Vance Floating Rate Fund	392
27,950	iShares Barclays 1-3 Year Treasury Bond Fund *	2,354,229
25,600	iShares Barclays 3-7 Year Treasury Bond Fund *	2,979,328
152,442	Loomis Sayles Bond Fund	2,120,472
389,842	MainStay High Yield Corporate Bond Fund	2,245,491
220,113	Metropolitan West Low Duration Bond Fund	1,853,349
196,478	Metropolitan West Total Return Bond Fund	2,063,018
111,141	PIMCO Foreign Bond Fund (US Dollar-Hedged)	1,181,433
178,192	PIMCO Total Return Fund	2,031,386
31,850	SPDR Barclays Capital High Yield ETF *	1,255,846
11,800	Vanguard Total Bond Market ETF *	965,830
85,446	Wells Fargo Ultra Short-Term Income Fund	725,435
181,860	Western Asset Core Bond Fund	2,065,932

	Total Class 5 Funds
	(Cost $22,362,653)	23,704,309

	TOTAL INVESTMENT COMPANIES
	(Cost $56,195,556)	60,795,400

	TOTAL INVESTMENTS: 99.8%
	(Cost $56,195,556)	60,795,400

Other Assets in Excess of Liabilities: 0.2%	112,263
NET ASSETS: 100.0%	$60,907,663

* Non-income producing.

^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

^ CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.
Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows+:

Cost of investments	$ 56,215,919
Gross unrealized appreciation	4,894,044
Gross unrealized depreciation	(314,563)
Net unrealized appreciation	$ 4,579,481

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2010.

	Level 1	Level 2	Level 3
Investment Companies	$60,795,400	$ ---	$ ---

Total Investments in Securities	$60,795,400	$ ---	$ ---

FundX Flexible Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.2%
	Class 5 Funds: 99.2%^
1,173,322	Artio Total Return Bond Fund	$16,309,182
665,337	Federated Ultrashort Bond Fund	6,121,104
754,354	FPA New Income Fund	8,290,347
185,100	iShares Barclays 1-3 Year Treasury Bond Fund *	15,590,973
119,300	iShares Barclays 3-7 Year Treasury Bond Fund *	13,884,134
1,267,656	John Hancock Strategic Income Fund	8,163,703
828,893	Loomis Sayles Bond Fund	11,529,900
2,856,968	MainStay High Yield Corporate Bond Fund	16,456,137
758,427	Metropolitan West Low Duration Bond Fund	6,385,958
916,837	Metropolitan West Total Return Bond Fund	9,626,786
744,383	PIMCO Foreign Bond Fund (US Dollar-Hedged)	7,912,791
705,962	PIMCO Total Return Fund	8,047,972
207,000	SPDR Barclays Capital High Yield ETF *	8,162,010
97,000	Vanguard Total Bond Market ETF *	7,939,450
94,051	Weitz Short-Intermediate Income Fund	1,169,993
724,874	Wells Fargo Ultra Short-Term Income Fund	6,154,184
849,884	Western Asset Core Bond Fund	9,654,680

	Total Class 5 Funds
	(Cost $152,779,059)	161,399,304

	TOTAL INVESTMENT COMPANIES
	(Cost $152,779,059)	161,399,304

	SHORT-TERM INVESTMENT: 0.9%
1,444,066	AIM STIT - Treasury Portfolio, 0.0550% #	1,444,066

	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,444,066)	1,444,066

	TOTAL INVESTMENTS: 100.1%
	(Cost $154,223,125)	162,843,370
	Liabilities in Excess of Other Assets: (0.1%)	(112,730)
	NET ASSETS: 100.0%	$162,730,640

# Seven-day yield as of July 31, 2010.

* Non-income producing.

^ CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.
Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows+:

Cost of investments	$ 154,292,218
Gross unrealized appreciation	8,644,022
Gross unrealized depreciation	(92,870)
Net unrealized appreciation	$ 8,551,152

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2010.

	Level 1	Level 2	Level 3
Investment Companies	$161,399,304	$ ---	$ ---

Short-Term Investments	$ 1,444,066	$ ---	$ ---

Total Investments in Securities	$162,843,370	$ ---	$ ---

FundX ETF Aggressive Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 96.3%
	Class 1 & 2 Funds: 58.4%^
20,000	iShares Cohen & Steers Realty Majors Index Fund	$1,211,200
9,470	iShares Morningstar Small Value Fund	675,116
14,600	iShares S&P MidCap 400 Growth Fund	1,198,952
20,000	iShares S&P SmallCap 600 Growth Index Fund	1,206,800
19,350	iShares S&P Small Cap 600 Index Fund	1,115,141
38,000	Market Vectors Gold Miners ETF	1,832,360
50,000	PowerShares High Yield Equity Dividend Achievers Portfolio	407,000
11,900	Rydex S&P Midcap 400 Pure Growth ETF	731,493
17,500	SPDR Gold Trust ETF *	2,021,075
10,000	SDPR S&P Emerging Markets Small Cap ETF	499,400
15,000	Vanguard Emerging Markets ETF	628,050
11,000	Vanguard REIT ETF	560,450
8,200	Vanguard Small-Cap ETF	497,494
24,026	Vanguard Small-Cap Value ETF	1,391,586

	Total Class 1 & 2 Funds
	(Cost $13,677,807)	13,976,117

	Class 3 Funds: 18.6%^
25,000	iShares Dow Jones Select Dividend Index Fund	1,138,250
44,200	iShares Russell MidCap Value Index Fund	1,723,800
3,750	iShares S&P MidCap 400 Index Fund	284,663
9,500	SPDR S&P MidCap 400 ETF	1,310,525

	Total Class 3 Funds
	(Cost $4,541,784)	4,457,238

	Class 4 Funds: 3.8%^
38,000	PowerShares DB US Dollar Index Bullish Fund *	902,120

	Total Class 4 Funds
	(Cost $939,831)	902,120

	Class 5 Funds: 15.5%^
12,200	iShares Barclays 7-10 Year Treasury Bond Fund *	1,174,982
10,700	iShares iBoxx $ Investment Grade Corporate Bond Fund *	1,180,210
34,000	SPDR Barclays Capital High Yield ETF *	1,340,620

	Total Class 5 Funds
	(Cost $3,617,205)	3,695,812

	TOTAL INVESTMENT COMPANIES
	(Cost $22,776,627)	23,031,287

	SHORT-TERM INVESTMENT: 0.2%
48,064	AIM STIT - Treasury Portfolio, 0.0550% #	48,064

	TOTAL SHORT-TERM INVESTMENT
	(Cost $48,064)	48,064

TOTAL INVESTMENTS: 96.5%
(Cost $22,824,691)	23,079,351
Other Assets in Excess of Liabilities: 3.5%	837,559
NET ASSETS: 100.0%	$23,916,910

# Seven-day yield as of July 31, 2010.

* Non-income producing.

^ CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^ CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

^ CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs
Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^ CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.
Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows+:

Cost of investments	$ 22,907,415
Gross unrealized appreciation	634,885
Gross unrealized depreciation	(462,949)
Net unrealized appreciation	$ 171,936

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2010.

	Level 1	Level 2	Level 3
Investment Companies	$23,031,287	$ ---	$ ---

Short-Term Investments	$48,064	$ ---	$ ---

Total Investments in Securities	$23,079,351	$ ---	$ ---

FundX ETF Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.8%
	Class 1 & 2 Funds: 15.7%^
1,800	iShares Cohen & Steers Realty Majors Index Fund	$109,008
1,300	iShares S&P MidCap 400 Growth Fund	106,756
1,700	iShares S&P SmallCap 600 Growth Index Fund	102,578
900	iShares S&P Small Cap 600 Index Fund	51,867
3,000	Market Vectors Gold Miners ETF	144,660
8,000	PowerShares High Yield Equity Dividend Achievers Portfolio	65,120
1,500	SPDR Gold Trust ETF *	173,235
1,000	SDPR S&P Emerging Markets Small Cap ETF	49,940
1,500	Vanguard Emerging Markets ETF	62,805
1,800	Vanguard REIT ETF	91,710
1,850	Vanguard Small-Cap Value ETF	107,152

	Total Class 1 & 2 Funds
	(Cost $1,031,286)	1,064,831

	Class 3 Funds: 77.6%^
15,100	Claymore/Sabrient Insider Fund	412,532
23,300	Claymore/Zacks Multi-Asset Income Fund	433,613
17,000	iShares Dow Jones Select Dividend Index Fund	774,010
24,100	iShares Russell MidCap Value Index Fund	939,900
9,850	iShares S&P MidCap 400 Value Index Fund	674,725
13,600	PowerShares FTSE RAFI U.S. 1000 Portfolio	664,496
16,400	Rydex S&P Equal Weight Fund	665,512
5,000	SPDR S&P MidCap 400 ETF	689,750

	Total Class 3 Funds
	(Cost $4,802,146)	5,254,538

	Class 4 Funds: 1.4%^
3,900	PowerShares DB US Dollar Index Bullish Fund *	92,586

	Total Class 4 Funds
	(Cost $96,042)	92,586

	Class 5 Funds: 5.1%^
1,100	iShares Barclays 7-10 Year Treasury Bond Fund *	105,941
1,000	iShares iBoxx $ Investment Grade Corporate Bond Fund *	110,300
3,200	SPDR Barclays Capital High Yield ETF *	126,176

	Total Class 5 Funds
	(Cost $333,638)	342,417

	TOTAL INVESTMENT COMPANIES
	(Cost $6,263,112)	6,754,372

	SHORT-TERM INVESTMENT: 0.3%
21,663	AIM STIT - Treasury Portfolio, 0.0550% #	21,663

	TOTAL SHORT-TERM INVESTMENT
	(Cost $21,663)	21,663

TOTAL INVESTMENTS: 100.1%
(Cost $6,284,775)	6,776,035
Liabilities in Excess of Other Assets: (0.1%)	(6,427)
NET ASSETS: 100.0%	$6,769,608

# Seven-day yield as of July 31, 2010.

* Non-income producing.

^ CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^ CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

^ CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs
Class 4 funds and ETFs tend to be moe defensive than the other equity classes and usually have a history of lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^ CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.
Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows+:

Cost of investments	$ 6,295,373
Gross unrealized appreciation	506,955
Gross unrealized depreciation	(26,293)
Net unrealized appreciation	$ 480,662

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2010.

	Level 1	Level 2	Level 3
Investment Companies	$6,754,372	$ ---	$ ---

Short-Term Investments	$21,663	$ ---	$ ---

Total Investments in Securities	$6,776,035	$ ---	$ ---

FundX Tactical Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 49.7%
	Class 1 & 2 Funds: 14.4%^
43,000	iShares Russell 2000 Index Fund ‡	$2,797,580
10,000	Market Vectors Gold Miners ETF	482,200
10,000	SPDR Gold Trust ETF *	1,154,900

	Total Class 1 & 2 Funds
	(Cost $4,663,565)	4,434,680

	Class 3 Funds: 35.3%^
81,690	AllianceBernstein Small/Mid Cap Value Fund	1,232,705
30,895	Ariel Fund	1,238,254
33,196	Oakmark Fund	1,227,582
43,000	SPDR S&P MidCap 400 ETF ‡	5,931,850
81,717	Yacktman Fund	1,267,426

	Total Class 3 Funds
	(Cost $9,712,248)	10,897,817

	TOTAL INVESTMENT COMPANIES
	(Cost $14,375,813)	15,332,497

Contracts (100 shares per contract)		Value
	PURCHASED OPTIONS: 1.1%
	Call Options: 0.7%
500	SPDR S&P 500 ETF, Expiration 8/21/10, Strike Price $110 *	122,500
500	SPDR S&P 500 ETF, Expiration 8/21/10, Strike Price $111 *	93,000

	Total Call Options
	(Cost $246,507)	215,500

	Put Options: 0.4%
500	SPDR S&P 500 ETF, Expiration 8/21/10, Strike Price $111 *	118,500

	Total Put Options
	(Cost $98,272)	118,500

	TOTAL PURCHASED OPTIONS
	(Cost $344,779)	334,000

Shares		Value
	SHORT-TERM INVESTMENTS: 50.8%
4,668,996	AIM STIT - Treasury Portfolio, 0.0550% #	4,668,996
1,500,000	US Treasury Bill, Maturity Date 8/12/10, 0.0015%	1,499,948
3,500,000	US Treasury Bill, Maturity Date 8/26/10, 0.0016%	3,499,635
3,000,000	US Treasury Bill, Maturity Date 9/2/10, 0.0015%	2,999,831
1,500,000	US Treasury Bill, Maturity Date 9/16/10, 0.0016%	1,499,872
1,500,000	US Treasury Bill, Maturity Date 12/16/10, 0.0015%	1,499,111

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,667,536)	15,667,393

	TOTAL INVESTMENTS: 101.6%
	(Cost $30,388,128)	31,333,890
	Liabilities in Excess of Other Assets: (1.6%)	(483,334)
	NET ASSETS: 100.0%	$30,850,556

SCHEDULE OF CALL OPTIONS WRITTEN
Contracts (100 shares per contract)		Value
	Call Options:
250	iShares Russell 2000 Index Fund, Expiration 8/21/10, Strike Price $62	$(96,250)
180	iShares Russell 2000 Index Fund, Expiration 8/21/10, Strike Price $63	(55,440)
250	SPDR S&P 500 ETF, Expiration 8/21/10, Strike Price $111	(46,500)
250	SPDR S&P 500 ETF, Expiration 8/21/10, Strike Price $113	(23,750)
500	SPDR S&P 500 ETF, Expiration 8/21/10, Strike Price $114	(31,500)
120	SPDR S&P MidCap 400 ETF, Expiration 8/21/10, Strike Price $135	(57,600)
110	SPDR S&P MidCap 400 ETF, Expiration 8/21/10, Strike Price $137	(41,250)
200	SPDR S&P MidCap 400 ETF, Expiration 8/21/10, Strike Price $138	(60,500)

	Total Call Options
	(Premiums received $380,040)	(412,790)

	Put Options:
300	iShares Dow Jones Select Dividend Index Fund, Expiration 8/21/10, Strike Price $41	(2,250)
400	iShares Dow Jones Select Dividend Index Fund, Expiration 8/21/10, Strike Price $43	(9,000)
300	iShares Russell 2000 MidCap Value Index Fund, Expiration 8/21/10, Strike Price $35	(3,000)
500	SPDR S&P 500 ETF, Expiration 8/21/10, Strike Price $108	(64,000)

	Total Put Options
	(Premiums received $112,133)	(78,250)

	TOTAL OPTIONS WRITTEN
	(Total Premiums received $492,173)	$(491,040)

# Seven-day yield as of July 31, 2010.

‡ Held in connection with open written call options.

* Non-income producing.

^ CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^ CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows+:

Cost of investments		$ 31,454,959
Gross unrealized appreciation		1,292,231
Gross unrealized depreciation		(1,413,300)

Net unrealized depreciation	$ (121,069)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2010.

	Level 1	Level 2	Level 3
Investment Companies	$15,332,497	$ ---	$ ---

Purchased Options	$334,000	$ ---	$ ---

Short-Term Investments	$15,667,393	$ ---	$ ---

Total Investments in Securities	$31,333,890	$ ---	$ ---

Written Options	($491,040)	$ ---	$ ---

FundX Tactical Total Return Fund
SCHEDULE OF INVESTMENTS at July 31, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 66.9%
	Class 1 & 2 Funds: 7.6%^
4,000	iShares Russell 2000 Index Fund ‡	$260,240
1,000	Market Vectors Gold Miners ETF	48,220
1,000	SPDR Gold Trust ETF *	115,490

	Total Class 1 & 2 Funds
	(Cost $443,232)	423,950

	Class 3 Funds: 15.2%^
8,765	AllianceBernstein Small/Mid Cap Value Fund	132,268
3,363	Ariel Fund	134,776
3,283	Fairholme Fund	106,796
3,500	SPDR S&P MidCap 400 ETF ‡	482,825

	Total Class 3 Funds
	(Cost $791,393)	856,665

	Class 5 Funds: 44.1%^
8,884	Artio Total Return Bond Fund	123,485
8	Eaton Vance Floating Rate Fund	72
16,369	FPA New Income Fund	179,893
2,050	iShares Barclays 1-3 Year Treasury Bond Fund *	172,672
2,700	iShares Barclays 3-7 Year Treasury Bond Fund *	314,226
15,694	John Hancock Strategic Income Fund	101,229
16,535	Loomis Sayles Bond Fund	230,004
39,342	MainStay High Yield Corporate Bond Fund	226,609
25,368	Metropolitan West Low Duration Bond Fund	213,595
18,432	Metropolitan West Total Return Bond Fund	193,533
14,990	PIMCO Foreign Bond Fund (US Dollar-Hedged)	159,343
10,647	PIMCO Total Return Fund	121,379
3,300	SPDR Barclays Capital High Yield ETF *	130,119
1,500	Vanguard Total Bond Market ETF *	122,775
16,799	Western Asset Core Bond Fund	190,837

	Total Class 5 Funds
	(Cost $2,339,618)	2,479,771

	TOTAL INVESTMENT COMPANIES
	(Cost $3,574,243)	3,760,386

Contracts (100 shares per contract)		Value
	PURCHASED OPTIONS: 0.3%
	Call Options: 0.2%
30	SPDR S&P 500 ETF, Expiration 8/21/10, Strike Price $110 *	7,350
30	SPDR S&P 500 ETF, Expiration 8/21/10, Strike Price $111 *	5,580

	Total Call Options
	(Cost $14,790)	12,930

	Put Options: 0.1%
30	SPDR S&P 500 ETF, Expiration 8/21/10, Strike Price $111 *	7,110

	Total Put Options
	(Cost $5,896)	7,110

	TOTAL PURCHASED OPTIONS
	(Cost $20,686)	20,040

Shares		Value
	SHORT-TERM INVESTMENTS: 33.4%
578,357	AIM STIT - Treasury Portfolio, 0.0550% #	578,357
500,000	US Treasury Bill, Maturity Date 8/26/10, 0.0016%	499,948
300,000	US Treasury Bill, Maturity Date 9/2/10, 0.0015%	299,983
250,000	US Treasury Bill, Maturity Date 9/16/10, 0.0016%	249,979
250,000	US Treasury Bill, Maturity Date 12/16/10, 0.0015%	249,852

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,878,142)	1,878,119

	TOTAL INVESTMENTS: 100.6%
	(Cost $5,473,071)	5,658,545
	Liabilities in Excess of Other Assets: (0.6%)	(35,950)
	NET ASSETS: 100.0%	$5,622,595

SCHEDULE OF OPTIONS WRITTEN
Contracts (100 shares per contract)		Value
	Call Options
30	iShares Russell 2000 Index Fund, Expiration 8/21/10, Strike Price $62	$(11,550)
10	iShares Russell 2000 Index Fund, Expiration 8/21/10, Strike Price $63	(3,080)
15	SPDR S&P 500 ETF, Expiration 8/21/10, Strike Price $111	(2,790)
15	SPDR S&P 500 ETF, Expiration 8/21/10, Strike Price $113	(1,425)
30	SPDR S&P 500 ETF, Expiration 8/21/10, Strike Price $114	(1,890)
10	SPDR S&P MidCap 400 ETF, Expiration 8/21/10, Strike Price $135	(4,800)
20	SPDR S&P MidCap 400 ETF, Expiration 8/21/10, Strike Price $137	(7,500)
5	SPDR S&P MidCap 400 ETF, Expiration 8/21/10, Strike Price $138	(1,513)

	Total Call Options
	(Premiums received $29,093)	(34,548)

	Put Options
15	iShares Dow Jones Select Dividend Index Fund, Expiration 8/21/10, Strike Price $41	(113)
20	iShares Dow Jones Select Dividend Index Fund, Expiration 8/21/10, Strike Price $43	(450)
15	iShares Russell 2000 MidCap Value Index Fund, Expiration 8/21/10, Strike Price $35	(150)
30	SPDR S&P 500 ETF, Expiration 8/21/10, Strike Price $108	(3,840)

	Total Put Options
	(Premiums received $6,157)	(4,553)

	TOTAL OPTIONS WRITTEN
	(Total Premiums received $35,250)	$(39,101)

# Seven-day yield as of July 31, 2010.

‡ Held in connection with open written call options.

* Non-income producing.

^ CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^ CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

^ CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.
Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows+:

Cost of investments	$ 5,503,701
Gross unrealized appreciation	211,384
Gross unrealized depreciation	(56,540)
Net unrealized appreciation	$ 154,844

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2010.

	Level 1	Level 2	Level 3
Investment Companies	$3,760,386	$ ---	$ ---

Purchased Options	$20,040	$ ---	$ ---

Short-Term Investments	$1,878,119	$ ---	$ ---

Total Investments in Securities	$5,658,545	$ ---	$ ---

Written Options	($39,101)	$ ---	$ ---

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2
(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Robert M. Slotky
                                                Robert M. Slotky, President

Date    9/16/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert M. Slotky
                                                   Robert M. Slotky, President

Date  9/16/2010

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                    Patrick J. Rudnick, Treasurer

Date 9/14/2010

•	Print the name and title of each signing officer under his or her signature.

 FundX Upgrader Funds 7.31.10 N-Q